Equity (Details) - Schedule of Aggregate Liquidation Payment - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aggregate Liquidation Payment [Line Items]
Total Shares Issued	1,302,082	1,302,082
Shares Issued to Investors [Member]
Schedule of Aggregate Liquidation Payment [Line Items]
Total Shares Issued	1,302,082	1,302,082